Warrants (Details) - USD ($)	1 Months Ended			3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Feb. 28, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Issuance of equity classified warrants						$ 1,336,000
Evolv Technologies Holdings Inc [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	5,127,237	740,991		5,127,237	740,991	5,127,237	5,127,237	3,386,246
Exercise price		$ 0.15			$ 0.15
Issuance of equity classified warrants				$ 1,000	$ 45,000		$ 112,000	$ 3,000
Evolv Technologies Holdings Inc [Member] | 2019 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock			75,000
Exercise price			$ 0.09
Issuance of equity classified warrants			$ 100,000
Evolv Technologies Holdings Inc [Member] | 2020 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock		740,991			740,991
Exercise price		$ 0.15			$ 0.15
Issuance of equity classified warrants		$ 100,000
Evolv Technologies Holdings Inc [Member] | 2020 JPM Common Stock Warrant
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	1,000,000					1,000,000	1,000,000
Exercise price	$ 0.16					$ 0.16	$ 0.16
Issuance of equity classified warrants	$ 100,000
Evolv Technologies Holdings Inc [Member] | Maximum | 2019 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Issuance of equity classified warrants			$ 100,000
Evolv Technologies Holdings Inc [Member] | Maximum | 2020 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Issuance of equity classified warrants		$ 100,000
Evolv Technologies Holdings Inc [Member] | Maximum | 2020 JPM Common Stock Warrant
Class of Warrant or Right [Line Items]
Issuance of equity classified warrants	$ 100,000